Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following is a summary of intangible assets, net:

	As of December 31,
	2017	2018
	RMB	RMB
Cost
Domain names and trademarks	1,643,080	1,643,080
Technology	215,065	215,064
Customer relationship	26,586	26,586
Licenses	—	12,793
Total	1,884,731	1,897,523
Accumulated amortization
Domain names and trademarks	(432,630)	(605,014)
Technology	(119,274)	(165,982)
Customer relationship	(23,261)	(26,263)
Licenses	—	(319)
Total	(575,165)	(797,578)
Net book value	1,309,566	1,099,945

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
RMB
For the year ended December 31,
2019	220,290
2020	175,631
2021	173,257
2022	173,257
2023	173,257
Thereafter	184,253
Total	1,099,945